Offsetting of Financial Instruments	12 Months Ended
Dec. 31, 2017
Offsetting Of Financial Instruments
Offsetting of Financial Instruments
(28)	Offsetting of Financial Instruments

The Company has derivative instruments that could meet the offsetting criteria in paragraph 42 of IAS 32 given that the Company has signed with its counterparties enforceable master netting arrangements. Consequently, when derivatives signed with the same counterparty and for the same type of notional result in gross assets and liabilities, the positions are set off resulting in the presentation of a net derivative. As of December 31, 2017 and 2016, the Company has not set off derivative instruments because it has not had gross assets and liabilities with the same counterparty for the same type of notional.